Market Risk Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Market Risk Benefits
The following tables show a rollforward of MRB balances for variable annuity products, along with a reconciliation to the Company’s total net MRB positions as of the following dates:

	December 31, 2022
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$8,884,362	$(906,484)	$7,977,878
Effect of cumulative changes in non-performance risk	287,605	0	287,605
Balance, beginning of period, before effect of changes in non-performance risk	9,171,967	(906,484)	8,265,483
Attributed fees collected	1,249,956	(147,727)	1,102,229
Claims paid	(64,406)	3,456	(60,950)
Interest accrual	143,483	(13,438)	130,045
Actual in force different from expected	105,996	(9,968)	96,028
Effect of changes in interest rates	(7,271,427)	767,394	(6,504,033)
Effect of changes in equity markets	3,103,563	(326,575)	2,776,988
Effect of assumption update	(160,597)	23,171	(137,426)
Effect of changes in current period counterparty non-performance risk	0	187,910	187,910
Balance, end of period, before effect of changes in non-performance risk	6,278,535	(422,261)	5,856,274
Effect of cumulative changes in non-performance risk	(1,727,910)	0	(1,727,910)
Balance, end of period	$4,550,625	$(422,261)	$4,128,364

	December 31, 2021
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$13,577,543	$(13,589,575)	$(12,032)
Effect of cumulative changes in non-performance risk	722,837	0	722,837
Balance, beginning of period, before effect of changes in non-performance risk	14,300,380	(13,589,575)	710,805
Attributed fees collected	1,368,434	(759,997)	608,437
Claims paid	(29,401)	14,648	(14,753)
Interest accrual	24,824	(16,593)	8,231
Actual in force different from expected	(19,290)	22,687	3,397
Effect of changes in interest rates	(3,461,436)	3,240,588	(220,848)
Effect of changes in equity markets	(2,789,777)	2,070,833	(718,944)
Effect of assumption update	(221,767)	221,767	0
Other(1)	0	8,223,470	8,223,470
Effect of changes in current period counterparty non-performance risk	0	(334,312)	(334,312)
Balance, end of period, before effect of changes in non-performance risk	9,171,967	(906,484)	8,265,483
Effect of cumulative changes in non-performance risk	(287,605)	0	(287,605)
Balance, end of period	$8,884,362	$(906,484)	$7,977,878
(1)     Includes the impact of the 2021 Variable Annuities Recapture. See Note 1 for additional information.
The following table presents accompanying information to the rollforward table above. See Note 9 for information on "Net amount at risk".

	December 31, 2022	December 31, 2021
	Variable Annuities
	($ in thousands)
Net amount at risk(1)	$12,141,947	$2,566,157
Weighted-average attained age of contractholders	68	66
(1) For contracts with multiple benefit features, the highest net amount at risk for each contract is included.

The table below reconciles MRB asset and liability positions as of the following dates:

	December 31, 2022	December 31, 2021
	Variable Annuities
	(in thousands)
Market risk benefit assets	$1,393,237	$1,786,565
Market risk benefit liabilities	5,521,601	9,764,443
Net liability	$4,128,364	$7,977,878